INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

15. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2014 and 2013, the Group's investments in and advances to associates comprised the following:

	December 31,
	2014	2013
MTS Belarus—equity investment	6,033	5,013
MTS Bank—equity investment	4,858	5,476
MTS Bank—loan	2,100	2,100
OZON Holdings Limited—equity investment	2,708	—
Business-Nedvizhimost—equity investment	—	410
Intellect Telecom—equity investment	78	163
Intellect Telecom—loan	168	—
Stream—equity investment	332	231

Total investments in and advances to associates	16,277	13,393

        Business-Nedvizhimost—In September 2013, the Group spun off Business-Nedvizhimost CJSC from its wholly-owned subsidiary MGTS-Nedvizhimost and, in December 2013, sold a 51% stake in Business-Nedvizhimost to Sistema. After the loss of control over the subsidiary, the Group deconsolidated Business-Nedvizhimost and accounted for the investment using the equity method of accounting. In April 2014 the Group sold the remaining 49% stake in Business-Nedvizhimost to Sistema for RUB 3.1 billion, payable in arrears till July 31, 2015 and bearing interest of 9.0% p.a. The disposal was accounted for as a transaction under common control directly in equity.

        MTS Bank—In April 2013, the Group acquired a 25.1% stake in MTS Bank OJSC ("MTS Bank") for RUB 5,089 million. As a result of the transaction, the Group's effective ownership in MTS Bank increased to 26.3%. In September 2012, the Group provided a 10-year subordinated loan to MTS Bank in the amount of RUB 2,100 million at 8.8% p.a. In October 2014 the Group contributed RUB 1,266 million to MTS Bank. MTS Bank has no obligation to pay the amount back. In December 2014 the Group had increased its interest in MTS Bank from 26.3% to 27.0% through participation in an additional share issue of MTS Bank, and paid RUB 3,639 million for shares acquired.

        In 2014, an impairment charge of RUB 3,225 million related to equity investment in MTS Bank was recognized as an element of equity in net loss / (income) of associates in the accompanying consolidated statements of operations and comprehensive income. As a result a difference arose between the amount at which the investment is carried and the amount of underlying equity in net assets.

        OZON Holdings Limited—In April 2014 the Group acquired a 10.82% stake in OZON Holdings Limited through the purchase of OZON Holdings Limited's additional share issuance for RUB 2,702 million ($75 million). The Group concluded that it is able to exercise significant influence over OZON Holdings Limited based on direct and indirect ownership of equity shares, representation on the investee's Board of Directors and certain veto rights related to matters intersecting with the Group's interests. The difference between the equity investment carrying amount of RUB 2,708 million and underlying equity in net assets as of December 31, 2014 of RUB 739 million represents equity-method goodwill, mainly attributable to the expected synergies from commercial arrangements and co-branding programs.

        The financial position and results of operations of MTS Bank as of and for the years ended December 31, 2014 and 2013 (since acquisition) were as follows:

	2014	2013
Total assets	215,070	224,446
Total liabilities	(181,724)	(201,077)
Noncontrolling interest	(4,061)	(1,924)
Total interest income	(25,107)	(18,266)
Total interest expense	9,868	7,737
Operating loss/(profit)	14,915	(1,036)
Net loss/(income)	12,585	(868)

        Summarized financial position and results of operations of other equity method investees as of and for the year ended December 31, 2014 were as follows:

	MTS Belarus	Intellect Telecom	Stream	OZON Holdings Limited
Total current assets	9,022	237	974	7,888
Total non-current assets	8,042	458	91	2,962

Total assets	17,064	695	1,065	10,850
Total current liabilities	(5,126)	(506)	(341)	(3,640)
Total non-current liabilities	(168)	(17)	—	(377)

Total liabilities	(5,294)	(523)	(341)	(4,017)
Revenue	(17,639)	(198)	(1,280)	(11,097)
Gross profit	(12,910)	(4)	(566)	(2,369)
Net (income) / loss	(7,466)	170	(226)	2,494

        Revenue, gross profit and net income of Business-Nedvizhimost from January 1, 2014 till the date of its disposal amounted to RUB 196 million, RUB 90 million and RUB 17 million, respectively.

        Summarized financial position and results of operations of equity method investees as of and for the year ended December 31, 2013 were as follows:

	MTS Belarus	Intellect Telecom	Stream	Business- Nedvizhimost (since deconsolidation)
Total current assets	5,867	140	485	313
Total non-current assets	6,539	483	214	749

Total assets	12,406	623	699	1,062
Total current liabilities	(3,161)	(267)	(206)	(181)
Total non-current liabilities	—	(14)	—	(50)

Total liabilities	(3,161)	(281)	(206)	(231)
Revenue	(14,310)	(357)	(738)	(13)
Gross profit	(10,271)	(66)	(253)	(8)
Net (income) / loss	(4,649)	81	(9)	(5)

        For the years ended December 31, 2014, 2013 and 2012 the Group's share in the earnings or losses of associates amounted to a loss of RUB 2,880 million, gain of RUB 2,472 million and gain of RUB 869 million, respectively and was included in other expense/(income) in the accompanying consolidated statements of operations and comprehensive income.